UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2026

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: August 31, 2025

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$45	0.86%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$417,020,521	979	$805	10%

Asset WeightingsFootnote Reference*

Information Technology 24.8%
Financials 16.4%
Industrials 12.7%
Consumer Discretionary 10.5%
Communication Services 8.7%
Health Care 7.8%
Consumer Staples 6.3%
Materials 3.5%
Energy 3.4%
Utilities 2.1%
Real Estate 1.9%
Cash Equivalent 1.3%
Futures Contracts 0.0%
Exchange-Traded Fund 0.0%
Rights 0.0%

Value	Value
Rights	0.0%
Exchange-Traded Fund	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	1.9%
Utilities	2.1%
Energy	3.4%
Materials	3.5%
Consumer Staples	6.3%
Health Care	7.8%
Communication Services	8.7%
Consumer Discretionary	10.5%
Industrials	12.7%
Financials	16.4%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.1%
NVIDIA Corp	3.1%
Apple Inc	2.7%
Broadcom Inc	1.8%
Meta Platforms Inc, Cl A	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.2%
JPMorgan Chase & Co	1.1%
Alphabet Inc, Cl A	1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVAX-SAR-2025

Semi-Annual Shareholder Report: August 31, 2025

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$40	0.76%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$417,020,521	979	$805	10%

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Exchange-Traded Fund	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	1.9%
Utilities	2.1%
Energy	3.4%
Materials	3.5%
Consumer Staples	6.3%
Health Care	7.8%
Communication Services	8.7%
Consumer Discretionary	10.5%
Industrials	12.7%
Financials	16.4%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.1%
NVIDIA Corp	3.1%
Apple Inc	2.7%
Broadcom Inc	1.8%
Meta Platforms Inc, Cl A	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.2%
JPMorgan Chase & Co	1.1%
Alphabet Inc, Cl A	1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVYX-SAR-2025

Semi-Annual Shareholder Report: August 31, 2025

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$36	0.71%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$232,228,893	972	$339	157%

Asset WeightingsFootnote Reference*

Mortgage-Backed Securities 37.6%
U.S. Treasury Obligations 32.2%
Cash Equivalent 12.2%
Asset-Backed Securities 10.6%
Financials 9.0%
Utilities 2.6%
Communication Services 2.6%
Industrials 2.3%
Energy 2.1%
Consumer Discretionary 1.9%
Information Technology 1.1%
Municipal Bonds 0.9%
Health Care 0.9%
Real Estate 0.5%
Materials 0.5%
Consumer Staples 0.4%
Sovereign Debt 0.3%
Purchased Swaption 0.0%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Sovereign Debt	0.3%
Consumer Staples	0.4%
Materials	0.5%
Real Estate	0.5%
Health Care	0.9%
Municipal Bonds	0.9%
Information Technology	1.1%
Consumer Discretionary	1.9%
Energy	2.1%
Industrials	2.3%
Communication Services	2.6%
Utilities	2.6%
Financials	9.0%
Asset-Backed Securities	10.6%
Cash Equivalent	12.2%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/30	6.3%
U.S. Treasury Notes	3.625%	08/31/27	4.4%
U.S. Treasury Bonds	4.750%	08/15/55	4.0%
U.S. Treasury Notes	4.000%	05/31/30	3.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.6%
U.S. Treasury Bills	5.964%	10/14/25	1.4%
U.S. Treasury Notes	3.875%	08/31/32	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.3%
U.S. Treasury Notes	3.625%	08/15/28	1.2%
UMBS	4.000%	09/14/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVAX-SAR-2025

Semi-Annual Shareholder Report: August 31, 2025

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This report describes changes and planned changes to the Fund since the beginning of the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$31	0.61%

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$232,228,893	972	$339	157%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Sovereign Debt	0.3%
Consumer Staples	0.4%
Materials	0.5%
Real Estate	0.5%
Health Care	0.9%
Municipal Bonds	0.9%
Information Technology	1.1%
Consumer Discretionary	1.9%
Energy	2.1%
Industrials	2.3%
Communication Services	2.6%
Utilities	2.6%
Financials	9.0%
Asset-Backed Securities	10.6%
Cash Equivalent	12.2%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/30	6.3%
U.S. Treasury Notes	3.625%	08/31/27	4.4%
U.S. Treasury Bonds	4.750%	08/15/55	4.0%
U.S. Treasury Notes	4.000%	05/31/30	3.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.6%
U.S. Treasury Bills	5.964%	10/14/25	1.4%
U.S. Treasury Notes	3.875%	08/31/32	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.3%
U.S. Treasury Notes	3.625%	08/15/28	1.2%
UMBS	4.000%	09/14/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVYX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

August 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Catholic Values Trust

  Catholic Values Equity Fund

  Catholic Values Fixed Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Notes to Financial Statements	32
Other Information (Form N-CSRS Items 8-11)	50

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%
Communication Services — 8.7%
Alphabet Inc, Cl A	22,217	$4,730
Alphabet Inc, Cl C	16,876	3,603
AT&T Inc	83,125	2,435
Charter Communications Inc, Cl A *	128	34
Comcast Corp, Cl A	23,253	790
Dentsu Group Inc	21,200	419
Electronic Arts Inc	3,208	552
Fox Corp, Cl A	1,439	86
Fox Corp, Cl B	1,443	79
Frontier Communications Parent Inc *	2,253	84
GCI Liberty *	183	7
IAC Inc *	443	16
Interpublic Group of Cos Inc/The	4,252	114
Iridium Communications Inc	2,536	63
ITV PLC	1,511,660	1,667
Liberty Broadband Corp, Cl C *	916	56
Liberty Global PLC, Cl C *	3,675	44
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	108
Liberty Media Corp-Liberty Live, Cl A *	989	94
Liberty Media Corp-Liberty Live, Cl C *	690	67
Madison Square Garden Sports Corp *	191	38
Match Group Inc	514	19
Meta Platforms Inc, Cl A	7,999	5,909
Millicom International Cellular	2,134	103
Netflix Inc *	1,697	2,050
New York Times Co/The, Cl A	2,073	124
News Corp	6,196	182
Nexstar Media Group Inc, Cl A	397	81
Omnicom Group Inc	911	71
Pinterest Inc, Cl A *	5,993	219
Reddit Inc, Cl A *	424	95
ROBLOX Corp, Cl A *	693	86
Roku Inc, Cl A *	965	93
Scout24 SE	12,806	1,660
Sirius XM Holdings Inc	3,627	86
Spotify Technology SA *	1,585	1,081
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	218,700	1,361
Tencent Holdings Ltd	27,100	2,099
TKO Group Holdings Inc, Cl A	495	94
T-Mobile US Inc	5,094	1,284
Toei Animation Co Ltd	3,500	74
Trade Desk Inc/The, Cl A *	825	45
Trump Media & Technology Group Corp *	2,318	41
Universal Music Group NV	21,092	597
Verizon Communications Inc	24,299	1,075
Walt Disney Co/The	15,069	1,784
Warner Bros Discovery Inc *	9,628	112
WPP PLC	167,549	888
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	2,140	$23
		36,422
Consumer Discretionary — 10.3%
Abercrombie & Fitch Co, Cl A *	845	79
ADT Inc	5,625	49
Airbnb Inc, Cl A *	571	75
Amazon.com Inc *	25,010	5,727
Amer Sports Inc *	3,653	144
Aptiv PLC *	636	51
Aramark	2,596	102
AutoNation Inc *	266	58
AutoZone Inc *	44	185
Bath & Body Works Inc	2,927	85
Best Buy Co Inc	976	72
Birkenstock Holding Plc *	1,491	78
Booking Holdings Inc	279	1,562
BorgWarner Inc	537	23
Bright Horizons Family Solutions Inc *	656	77
Brunswick Corp/DE	1,228	78
Burberry Group PLC *	96,950	1,682
Burlington Stores Inc *	404	117
CarMax Inc *	744	46
Carnival Corp *	4,654	148
Cava Group Inc *	638	43
Cheesecake Factory Inc/The	1,544	95
Chipotle Mexican Grill Inc, Cl A *	4,050	171
Choice Hotels International Inc	641	77
Columbia Sportswear Co	602	34
Continental AG	2,646	232
Coupang Inc, Cl A *	3,716	106
Crocs Inc *	590	51
Darden Restaurants Inc	375	78
Deckers Outdoor Corp *	3,426	410
Dick's Sporting Goods Inc	1,799	383
Dillard's Inc, Cl A	200	107
Dollarama Inc	13,714	1,870
Domino's Pizza Inc	173	79
DoorDash Inc, Cl A *	622	153
Dorman Products Inc *	812	131
DR Horton Inc	286	48
Duolingo Inc, Cl A *	223	66
eBay Inc	5,427	492
Etsy Inc *	427	23
Expedia Group Inc	485	104
Fila Holdings Corp	33,674	1,009
Five Below Inc *	501	73
Floor & Decor Holdings Inc, Cl A *	974	80
Ford Motor Co	4,403	52
frontdoor Inc *	1,383	84
GameStop Corp, Cl A *	2,780	62
Gap Inc/The	4,895	108
Garmin Ltd	363	88
General Motors Co	28,034	1,643

SEI Catholic Values Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	2,705	$76
Genuine Parts Co	393	55
Grand Canyon Education Inc *	215	43
Group 1 Automotive	177	82
H&R Block Inc	2,629	132
Harley-Davidson Inc	2,089	61
Hasbro Inc	526	43
Hilton Worldwide Holdings Inc	2,280	629
Home Depot Inc/The	6,276	2,553
Hyatt Hotels Corp, Cl A	442	64
Industria de Diseno Textil SA	34,098	1,687
Installed Building Products Inc	367	96
InterContinental Hotels Group PLC	4,503	546
JD Sports Fashion PLC	447,246	580
Koito Manufacturing Co Ltd	4,900	70
Lear Corp	8,116	893
Lennar Corp, Cl A	540	72
Lithia Motors Inc, Cl A	418	141
LKQ Corp	1,209	39
Lowe's Cos Inc	3,887	1,003
Lucid Group Inc *	11,073	22
Lululemon Athletica Inc *	285	58
LVMH Moet Hennessy Louis Vuitton SE	2,501	1,477
Macy's Inc	595	8
Magna International Inc	17,925	823
Marriott International Inc/MD, Cl A	4,191	1,123
Mattel Inc *	910	17
McDonald's Corp	368	115
Mobileye Global Inc, Cl A *	4,867	68
Mohawk Industries Inc *	721	96
Murphy USA Inc	644	242
NIKE Inc, Cl B	691	53
Norwegian Cruise Line Holdings Ltd *	2,379	59
NVR Inc *	8	65
Ollie's Bargain Outlet Holdings Inc *	655	83
On Holding, Cl A *	1,470	66
O'Reilly Automotive Inc *	2,115	219
Penske Automotive Group Inc	420	77
Planet Fitness Inc, Cl A *	917	96
Pool Corp	3,236	1,005
PulteGroup Inc	48	6
PVH Corp	1,066	90
QuantumScape Corp, Cl A *	9,551	76
Ralph Lauren Corp, Cl A	847	252
Restaurant Brands International Inc	1,172	74
RH *	170	38
Rivian Automotive Inc, Cl A *	4,493	61
Ross Stores Inc	3,442	507
Royal Caribbean Cruises Ltd	765	278
Samsonite International SA	41,100	90
Service Corp International/US	1,305	103
SharkNinja Inc *	766	90
Skechers USA Inc, Cl A *	1,128	71
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starbucks Corp	8,790	$775
Steven Madden Ltd	2,716	79
Stride *	509	83
Swatch Group AG/The	412	75
Tapestry Inc	2,532	258
Tempur Sealy International Inc	2,754	231
Tesla Inc *	6,659	2,223
Texas Roadhouse Inc, Cl A	566	98
Thor Industries Inc	624	68
TJX Cos Inc/The	5,133	701
Toll Brothers Inc	603	84
TopBuild Corp *	268	113
Tractor Supply Co	7,140	441
Travel + Leisure Co	1,185	75
Ulta Beauty Inc *	642	316
Under Armour Inc, Cl A *	4,708	24
Urban Outfitters Inc *	1,035	69
Vail Resorts Inc	213	35
Valvoline Inc *	2,446	95
VF Corp	1,652	25
Viking Holdings *	1,341	85
Visteon Corp	714	89
Wayfair Inc, Cl A *	1,588	118
Wendy's Co/The	81,839	868
Whirlpool Corp	461	43
Williams-Sonoma Inc	1,110	209
Wingstop Inc	328	108
Wyndham Hotels & Resorts Inc	874	76
Yamaha Corp	97,400	641
YETI Holdings Inc *	1,751	62
Yum! Brands Inc	560	82
		43,012
Consumer Staples — 6.0%
Ambev SA ADR	33,504	75
Ambev SA	105,900	241
Archer-Daniels-Midland Co	4,487	281
Brown-Forman Corp, Cl B	1,103	33
Bunge Global SA	963	81
Campbell Soup Co	5,858	187
Carrefour SA	60,541	877
Casey's General Stores Inc	4,962	2,454
Clorox Co/The	495	59
Coca-Cola Co/The	6,363	439
Colgate-Palmolive Co	7,124	599
Conagra Brands Inc	40,224	769
Constellation Brands Inc, Cl A	371	60
Costco Wholesale Corp	1,523	1,437
Coty Inc, Cl A *	5,378	23
Danone SA	18,597	1,553
Darling Ingredients Inc *	1,535	52
Diageo PLC	57,339	1,590
Dollar General Corp	11,438	1,244
Dollar Tree Inc *	565	62

2	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
elf Beauty Inc *	322	$40
Estee Lauder Cos Inc/The, Cl A	422	39
Flowers Foods Inc	2,694	41
General Mills Inc	7,218	356
Hershey Co/The	1,957	360
Hormel Foods Corp	2,233	57
Ingredion Inc	6,376	826
J M Smucker Co/The	3,662	405
Kellanova	3,231	257
Kenvue	3,119	65
Keurig Dr Pepper Inc	1,806	53
Kimberly-Clark Corp	2,896	374
Kraft Heinz Co/The	1,549	43
Kroger Co/The	27,866	1,890
Lamb Weston Holdings Inc	1,288	74
Lancaster Colony Corp	634	116
LG H&H Co Ltd	3,415	725
McCormick & Co Inc/MD	1,882	132
MGP Ingredients Inc	213	6
Mondelez International Inc, Cl A	12,061	741
PepsiCo Inc	7,683	1,142
Performance Food Group Co *	132	13
Pernod Ricard SA	10,818	1,233
PriceSmart	800	86
Sysco Corp	10,064	810
Target Corp	1,620	155
TreeHouse Foods Inc *	2,188	40
Tyson Foods Inc, Cl A	4,074	231
Unilever PLC *	26,949	1,698
US Foods Holding Corp *	1,216	94
Walmart Inc	6,035	585
		24,803
Energy — 3.4%
Antero Midstream Corp	5,338	95
Antero Resources Corp *	3,254	104
APA	4,165	97
Atlas Energy Solutions, Cl A	5,573	65
Baker Hughes Co, Cl A	19,462	884
BP PLC	62,631	366
BP PLC ADR	29,443	1,037
Cactus Inc, Cl A	1,347	56
Canadian Natural Resources Ltd	40,551	1,283
Cheniere Energy Inc	3,034	734
Chesapeake Energy Corp	709	69
Chevron Corp	8,253	1,325
Chord Energy Corp	419	46
Civitas Resources Inc	2,350	86
ConocoPhillips	8,966	887
Coterra Energy Inc	2,108	52
Devon Energy Corp	6,524	236
Diamondback Energy Inc	8,823	1,313
EOG Resources Inc	6,401	799
EQT Corp	6,571	341
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expro Group Holdings *	6,950	$87
Exxon Mobil Corp	5,288	604
Halliburton Co	4,010	91
HF Sinclair Corp	1,178	60
Kinder Morgan Inc	19,664	531
Marathon Petroleum Corp	2,427	436
NOV	5,911	79
Occidental Petroleum Corp	1,070	51
ONEOK Inc	2,578	197
Ovintiv Inc	1,218	51
Phillips 66	680	91
Range Resources Corp	2,464	84
Schlumberger NV	6,958	256
Shell PLC ADR	6,492	480
TechnipFMC PLC	4,011	147
Texas Pacific Land Corp	213	199
Valero Energy Corp	1,795	273
Viper Energy, Cl A	1,658	66
Weatherford International PLC	569	36
Williams Cos Inc/The	4,821	279
		13,973
Financials — 16.4%
Affiliated Managers Group Inc	631	142
Aflac Inc	1,184	127
AGNC Investment Corp ‡	2,829	28
AIA Group Ltd	303,000	2,880
AIB Group PLC	161,704	1,314
Allstate Corp/The	3,384	688
Ally Financial Inc	2,235	92
American Express Co	2,128	705
American International Group Inc	1,000	81
Ameriprise Financial Inc	2,899	1,492
Annaly Capital Management Inc ‡	43,682	926
Aon PLC, Cl A	3,145	1,154
Apollo Global Management Inc	658	90
Arch Capital Group Ltd	2,300	211
Ares Management Corp, Cl A	1,251	224
Arthur J Gallagher & Co	272	82
Assurant Inc	485	105
Assured Guaranty Ltd	831	68
Axis Capital Holdings Ltd	1,754	173
Banco do Brasil SA	205,800	811
Bank of America Corp	46,941	2,382
Bank of New York Mellon Corp/The	6,146	649
Bank OZK	9,680	508
Berkshire Hathaway Inc, Cl B *	2,455	1,235
BlackRock Funding Inc/DE	75	85
Blackstone Inc	1,004	172
Block Inc, Cl A *	934	74
Blue Owl Capital Inc, Cl A	3,912	72
BOK Financial Corp	794	88
Brighthouse Financial Inc *	1,395	66
Brookfield Asset Management, Cl A	1,395	84

SEI Catholic Values Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brown & Brown Inc	3,440	$333
Capital One Financial Corp	4,943	1,123
Carlyle Group Inc/The	1,855	120
Charles Schwab Corp/The	8,887	852
Chimera Investment Corp ‡	2,606	37
Chubb Ltd	1,561	429
Cincinnati Financial Corp	726	111
Citigroup Inc	43,797	4,229
Citizens Financial Group Inc	14,083	736
City Holding Co	679	87
CME Group Inc, Cl A	2,621	699
CNA Financial Corp	184	9
Cohen & Steers Inc	792	58
Columbia Banking System Inc	2,761	74
Comerica Inc	724	51
Commerce Bancshares Inc/MO	1,380	85
Credit Acceptance Corp *	209	108
Cullen/Frost Bankers Inc	599	77
East West Bancorp Inc	763	80
Equitable Holdings Inc	4,036	215
Euronet Worldwide Inc *	554	52
Evercore Inc, Cl A	786	253
Everest Group Ltd	248	85
FactSet Research Systems Inc	1,748	653
Fidelity National Financial Inc	1,791	107
Fidelity National Information Services Inc	613	43
Fifth Third Bancorp	1,877	86
First American Financial Corp	1,122	74
First Citizens BancShares Inc/NC, Cl A	16	32
First Hawaiian Inc	1,924	50
First Horizon Corp	10,810	244
First Interstate BancSystem Inc, Cl A	2,479	81
Fiserv Inc *	689	95
FNB Corp/PA	33,393	557
Franklin Resources Inc	1,707	44
Gjensidige Forsikring ASA	4,629	129
Global Payments Inc	13,639	1,211
Globe Life Inc	1,091	153
Goldman Sachs Group Inc/The	659	491
Hamilton Lane Inc, Cl A	445	69
Hanover Insurance Group Inc/The	1,089	189
Hartford Financial Services Group Inc/The	4,339	574
HDFC Bank Ltd ADR	6,704	477
Home BancShares Inc/AR	2,656	79
Hong Kong Exchanges & Clearing Ltd	16,300	955
Houlihan Lokey Inc, Cl A	658	131
Huntington Bancshares Inc/OH	11,006	196
Independent Bank Corp	1,149	82
Intercontinental Exchange Inc	804	142
Invesco Ltd	3,179	70
Jack Henry & Associates Inc	408	67
Janus Henderson Group PLC	2,562	114
Jefferies Financial Group Inc	2,802	182
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	15,799	$4,762
KeyCorp	3,317	64
Kinsale Capital Group Inc	1,503	688
KKR & Co Inc, Cl A	2,511	350
Lincoln National Corp	1,943	83
London Stock Exchange Group PLC	4,852	601
LPL Financial Holdings Inc	709	258
M&T Bank Corp	405	82
MarketAxess Holdings Inc	311	57
Marsh & McLennan Cos Inc	4,033	830
Mastercard Inc, Cl A	2,111	1,257
MetLife Inc	4,026	328
MGIC Investment Corp	7,078	197
Moody's Corp	1,812	924
Morgan Stanley	21,332	3,210
Morningstar Inc	253	66
MSCI Inc, Cl A	2,114	1,200
Nasdaq Inc	1,761	167
National Bank Holdings Corp, Cl A	2,089	82
NMI Holdings Inc, Cl A *	2,141	84
Northern Trust Corp	2,012	264
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	121
Old National Bancorp/IN	5,074	116
Old Republic International Corp	2,551	102
OneMain Holdings Inc, Cl A	1,860	115
Pagseguro Digital, Cl A	9,649	86
Partners Group Holding AG	1,085	1,492
PayPal Holdings Inc *	4,618	324
Pinnacle Financial Partners Inc	2,549	248
PNC Financial Services Group Inc/The	2,121	440
Popular Inc	7,342	922
Primerica Inc	683	184
Principal Financial Group Inc	1,152	93
Progressive Corp/The	3,512	868
Prosperity Bancshares Inc	1,900	131
Prudential Financial Inc	5,745	630
Raymond James Financial Inc	1,360	230
Regions Financial Corp	5,506	151
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	84
Rithm Capital Corp ‡	6,833	85
Robinhood Markets Inc, Cl A *	3,099	322
Rocket Cos Inc, Cl A	6,200	110
S&P Global Inc	1,983	1,088
SLM Corp	12,309	385
SoFi Technologies Inc *	7,540	193
Starwood Property Trust Inc ‡	4,020	81
State Street Corp	8,055	926
Stifel Financial Corp	1,841	212
Synchrony Financial	2,944	225
Synovus Financial Corp	5,299	273
T Rowe Price Group Inc	674	73
TPG Inc, Cl A	2,239	135

4	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tradeweb Markets Inc, Cl A	874	$108
Travelers Cos Inc/The	433	118
Truist Financial Corp	2,659	124
Univest Financial Corp	3,376	107
Unum Group	3,649	255
US Bancorp	1,600	78
UWM Holdings Corp	11,185	64
Virtu Financial Inc, Cl A	2,166	91
Visa Inc, Cl A	13,765	4,842
Voya Financial Inc	930	70
W R Berkley Corp	2,109	151
Webster Financial Corp	5,867	365
Wells Fargo & Co	4,599	378
Westamerica BanCorp	1,484	74
Western Alliance Bancorp	2,780	249
Western Union Co/The	12,682	110
WEX Inc *	324	56
White Mountains Insurance Group Ltd	78	143
Willis Towers Watson PLC	1,893	619
Wintrust Financial Corp	705	97
XP Inc, Cl A	17,472	317
Zions Bancorp NA	1,209	70
		68,573
Health Care — 7.8%
Acadia Healthcare Co Inc *	4,280	98
Align Technology Inc *	210	30
Apellis Pharmaceuticals Inc *	1,267	35
Avantor Inc *	2,706	36
Baxter International Inc	11,232	277
Boston Scientific Corp *	9,476	1,000
Cardinal Health Inc	3,870	576
Cencora Inc, Cl A	3,458	1,008
Centene Corp *	1,245	36
Certara Inc *	1,816	20
Chemed Corp	108	49
Cigna Group	269	81
Coloplast A/S, Cl B	9,615	925
CVS Health Corp	26,983	1,974
DENTSPLY SIRONA Inc	54,192	775
Dexcom Inc *	5,879	443
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	688
Elanco Animal Health Inc *	51,090	938
Elevance Health Inc	1,721	548
Encompass Health Corp	7,346	894
Ensign Group Inc/The	480	82
Envista Holdings Corp *	21,480	455
EssilorLuxottica SA	2,620	800
Exact Sciences Corp *	2,022	96
Exelixis Inc *	13,403	502
Globus Medical Inc, Cl A *	1,245	76
Halozyme Therapeutics *	1,463	107
Henry Schein Inc *	931	65
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic Inc *	1,306	$88
Hoya Corp	10,900	1,409
Humana Inc	514	156
ICON PLC *	384	68
IDEXX Laboratories Inc *	1,427	923
Incyte Corp *	7,222	611
Insulet Corp *	385	131
Integra LifeSciences Holdings Corp *	71,424	1,081
Intuitive Surgical Inc *	1,937	917
Ionis Pharmaceuticals Inc *	1,566	67
IQVIA Holdings Inc *	267	51
Jazz Pharmaceuticals PLC *	7,319	935
Labcorp Holdings Inc	288	80
LeMaitre Vascular Inc	1,045	100
M3 Inc	20,000	294
Masimo Corp *	645	90
Medpace Holdings Inc *	238	113
Medtronic PLC	15,049	1,397
Mettler-Toledo International Inc *	716	932
Molina Healthcare Inc *	1	—
Natera Inc *	466	78
Neurocrine Biosciences Inc *	4,676	653
Option Care Health Inc *	2,507	72
Penumbra Inc *	330	90
Prestige Consumer Healthcare Inc *	14,563	991
Quest Diagnostics Inc	2,735	497
QuidelOrtho Corp *	738	21
Repligen Corp *	2,688	329
ResMed Inc	2,818	774
Royalty Pharma PLC, Cl A	3,976	143
Sotera Health Co *	5,022	82
STERIS PLC	5,543	1,358
Stryker Corp	2,405	941
Teleflex Inc	1,029	130
US Physical Therapy Inc	80	7
Veeva Systems Inc, Cl A *	1,171	315
Viking Therapeutics Inc *	1,379	37
Waters Corp *	2,989	902
West Pharmaceutical Services Inc	236	58
Zimmer Biomet Holdings Inc	5,327	565
Zoetis Inc, Cl A	15,214	2,379
		32,480
Industrials — 12.7%
A O Smith Corp	943	67
AAON Inc	809	67
Acuity Brands Inc	561	183
AECOM	1,218	152
AerCap Holdings NV	14,386	1,777
AGCO Corp	675	73
Air Lease Corp, Cl A	6,874	414
Alaska Air Group Inc *	2,479	156
Allegion plc	536	91
Allison Transmission Holdings Inc	652	57

SEI Catholic Values Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Airlines Group Inc *	4,404	$59
AMETEK Inc	392	73
AP Moller - Maersk A/S, Cl B	783	1,614
Applied Industrial Technologies	331	87
Armstrong World Industries Inc	1,080	211
Assa Abloy AB, Cl B	45,170	1,596
Automatic Data Processing Inc	7,280	2,214
Avis Budget Group Inc *	323	51
Booz Allen Hamilton Holding Corp, Cl A	7,122	774
Broadridge Financial Solutions Inc	381	97
CACI International Inc, Cl A *	373	179
Carlisle Cos Inc	402	155
Carrier Global Corp	2,640	172
Caterpillar Inc	256	107
CH Robinson Worldwide Inc	994	128
Cintas Corp	7,452	1,565
Clarivate PLC *	9,578	42
Clean Harbors Inc *	334	81
CNH Industrial NV	58,813	673
Comfort Systems USA Inc	222	156
Computershare Ltd	12,046	300
Concentrix Corp	404	21
Copart Inc *	3,236	158
Core & Main Inc, Cl A *	1,847	120
CSX Corp	4,524	147
Cummins Inc	1,667	664
Dayforce Inc *	1,194	83
Deere & Co	1,975	945
Delta Air Lines Inc	4,199	259
Diploma PLC	8,463	618
Donaldson Co Inc	397	32
Doosan Bobcat Inc	9,528	364
Dover Corp	1,366	244
Eaton Corp PLC	2,813	982
EMCOR Group Inc	908	563
Emerson Electric Co	1,607	212
Enerpac Tool Group Corp, Cl A	21,326	903
Enpro Inc	439	96
Enviri Corp *	99,662	1,126
Everus Construction Group *	541	43
ExlService Holdings Inc *	5,410	237
Expeditors International of Washington Inc	896	108
Experian PLC	34,322	1,778
Fastenal Co	2,256	112
FedEx Corp	2,248	520
Ferguson Enterprises Inc	409	95
Flowserve Corp	1,306	70
Fortive Corp	627	30
Fortune Brands Innovations Inc	945	55
FTI Consulting Inc *	918	155
Gates Industrial Corp PLC *	5,238	134
GE Vernova	152	93
Generac Holdings Inc *	427	79
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genpact Ltd	15,156	$687
GFL Environmental Inc	1,503	75
Graco Inc	401	34
GXO Logistics Inc *	1,412	74
Hayward Holdings Inc *	5,405	87
HEICO Corp	12	4
HEICO Corp, Cl A	262	64
Hexcel Corp	889	56
Howmet Aerospace Inc	2,891	503
Hubbell Inc, Cl B	100	43
Huron Consulting Group Inc *	270	37
IDEX Corp	425	70
Illinois Tool Works Inc	3,263	864
IMCD NV	459	52
Ingersoll Rand Inc	1,197	95
ITT Inc	1,117	190
Jacobs Solutions	563	82
JB Hunt Transport Services Inc	477	69
Johnson Controls International plc	9,066	969
KBR	1,312	66
Kirby Corp *	2,029	197
Knight-Swift Transportation Holdings Inc, Cl A	1,117	49
Korn Ferry	1,643	122
Landstar System Inc	336	45
Lennox International Inc	194	108
LG Corp	3,359	180
Lincoln Electric Holdings Inc	809	196
Lyft Inc, Cl A *	1,618	26
ManpowerGroup Inc	2,236	95
Masco Corp	1,109	81
MasTec Inc *	492	89
Middleby Corp/The *	535	73
MSA Safety Inc	401	68
MSC Industrial Direct Co Inc, Cl A	5,596	505
Mueller Industries	970	93
Nordson Corp	843	190
Norfolk Southern Corp	420	118
nVent Electric PLC	2,436	220
Old Dominion Freight Line Inc	3,432	518
Oshkosh Corp	1,137	159
Otis Worldwide Corp	7,693	665
Owens Corning	445	67
PACCAR Inc	689	69
Parker-Hannifin Corp	128	97
Paychex Inc	550	77
Paycom Software Inc	217	49
Paylocity Holding Corp *	467	84
Pentair PLC	793	85
Quanta Services Inc	191	72
Ralliant *	209	9
RB Global Inc	1,099	126
Recruit Holdings Co Ltd	27,800	1,592

6	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord Corp	1,779	$266
RELX PLC	41,847	1,948
Republic Services Inc, Cl A	700	164
Robert Half Inc	1,607	60
Rockwell Automation Inc	1,053	362
Rollins Inc	2,023	114
Ryder System Inc	2,375	445
Saia Inc *	191	57
Schneider National Inc, Cl B	2,470	61
Science Applications International Corp	487	57
Sensata Technologies Holding PLC	19,657	640
Signify NV	57,531	1,520
Simpson Manufacturing Co Inc	408	78
SiteOne Landscape Supply Inc *	487	70
SMS Co Ltd	15,500	166
Snap-on Inc	234	76
Societe BIC SA	942	59
Southwest Airlines Co	1,122	37
SS&C Technologies Holdings Inc	1,126	100
Standex International Corp	1,819	371
Stanley Black & Decker Inc	3,000	223
Swire Pacific Ltd, Cl A	20,000	171
Teleperformance	2,040	158
Tetra Tech Inc	6,340	231
Timken Co/The	1,209	93
Toro Co/The	721	59
Toromont Industries Ltd	8,595	899
Trane Technologies PLC	2,366	983
TransDigm Group Inc	58	81
TransUnion	974	86
Trex Co Inc *	956	59
Uber Technologies Inc *	2,464	231
UniFirst Corp/MA	449	80
Union Pacific Corp	3,457	773
United Airlines Holdings Inc *	1,164	122
United Parcel Service Inc, Cl B	5,859	512
United Rentals Inc	308	295
Valmont Industries Inc	935	343
VAT Group AG	141	46
Veralto	714	76
Verisk Analytics Inc, Cl A	474	127
Vertiv Holdings Co, Cl A	4,580	584
Waste Connections Inc	5,930	1,096
Waste Management Inc	3,691	836
Watsco Inc	331	133
Watts Water Technologies, Cl A	300	83
WESCO International Inc	964	212
Westinghouse Air Brake Technologies Corp	2,694	521
WillScot Holdings Corp	1,711	42
Wolters Kluwer NV	5,498	693
Woodward Inc	405	100
WW Grainger Inc	742	752
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	5,273	$747
		52,760
Information Technology — 24.8%
Accenture PLC, Cl A	7,510	1,952
Adobe Inc *	2,458	877
Advanced Micro Devices Inc *	12,540	2,039
Akamai Technologies Inc *	738	58
Allegro MicroSystems Inc *	1,597	49
Amdocs Ltd	872	75
Amkor Technology	3,629	88
Amphenol Corp, Cl A	11,353	1,236
Analog Devices Inc	858	216
Appfolio Inc, Cl A *	282	78
Apple Inc	48,521	11,264
Applied Materials Inc	4,411	709
AppLovin Corp, Cl A *	226	108
Arista Networks Inc *	9,041	1,235
Arrow Electronics Inc *	1,030	130
ASML Holding NV	2,626	1,951
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	105
Avnet Inc	2,918	159
Belden Inc	657	86
Bentley Systems Inc, Cl B	2,299	128
BILL Holdings Inc *	845	39
Broadcom Inc	25,086	7,460
Brother Industries Ltd	77,600	1,309
Cadence Design Systems Inc *	832	292
CCC Intelligent Solutions Holdings Inc *	6,338	63
CDW Corp/DE	4,127	680
Check Point Software Technologies Ltd *	7,759	1,499
Ciena Corp *	1,878	176
Cirrus Logic Inc *	1,236	141
Cisco Systems Inc	19,204	1,327
Cloudflare Inc, Cl A *	406	85
Cognex Corp	6,582	289
Cognizant Technology Solutions Corp, Cl A	869	63
Coherent Corp *	779	70
Cohu Inc *	53,790	1,070
Confluent Inc, Cl A *	550	11
Crane NXT Co	1,165	70
Crowdstrike Holdings Inc, Cl A *	213	90
Datadog Inc, Cl A *	1,075	147
Dell Technologies Inc, Cl C	503	61
DocuSign Inc, Cl A *	497	38
Dolby Laboratories Inc, Cl A	11,870	851
DoubleVerify Holdings Inc *	3,676	60
Dropbox Inc, Cl A *	2,225	65
DXC Technology Co *	21,973	318
Dynatrace Inc *	1,411	71
Elastic NV *	642	55
Enphase Energy Inc *	1,799	68
Entegris Inc	553	46

SEI Catholic Values Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EPAM Systems Inc *	302	$53
F5 Inc *	506	158
Fabrinet *	243	81
Fair Isaac Corp *	42	64
First Solar Inc *	733	143
Flex *	1,535	82
Fortinet Inc *	1,010	80
Gartner Inc *	205	52
Gen Digital Inc	2,665	81
Gitlab Inc, Cl A *	1,223	59
GLOBALFOUNDRIES Inc *	1,155	39
Globant SA *	146	10
GoDaddy Inc, Cl A *	4,243	629
Guidewire Software Inc *	649	141
Halma PLC	35,290	1,568
Harmonic Inc *	130,154	1,252
Hewlett Packard Enterprise Co	35,066	791
Hexagon AB, Cl B	10,127	113
HP Inc	22,192	633
HubSpot Inc *	83	40
Informatica Inc, Cl A *	2,860	71
Ingram Micro Holding Corp	3,776	74
Intel Corp	11,891	290
International Business Machines Corp	875	213
Intuit Inc	4,062	2,709
IPG Photonics Corp *	692	57
Jabil Inc	593	121
JFrog *	3,100	153
Keyence Corp	200	76
Keysight Technologies Inc *	2,282	373
KLA Corp	170	148
Kulicke & Soffa Industries Inc	1,690	63
Kyndryl Holdings Inc *	7,926	252
Lam Research Corp	8,770	878
Lattice Semiconductor Corp *	1,274	85
Littelfuse Inc	331	86
Lotes Co Ltd	7,000	329
Lumentum Holdings Inc *	6,296	836
Manhattan Associates Inc *	64	14
Marvell Technology Inc	8,769	551
Micron Technology Inc	13,033	1,551
Microsoft Corp	25,658	13,001
MKS Instruments Inc	668	69
MongoDB Inc, Cl A *	261	82
Monolithic Power Systems Inc	1,262	1,055
Motorola Solutions Inc	4,077	1,926
nCino Inc *	762	24
NetApp Inc	1,531	173
Nokia Oyj	357,268	1,539
Nutanix Inc, Cl A *	1,091	73
NVIDIA Corp	73,522	12,806
Okta Inc, Cl A *	276	26
ON Semiconductor Corp *	3,467	172
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Onto Innovation Inc *	318	$34
Oracle Corp	3,681	832
Palantir Technologies Inc, Cl A *	1,007	158
Palo Alto Networks Inc *	2	—
Pegasystems Inc	1,588	86
Plexus *	579	79
Power Integrations Inc	800	36
Procore Technologies Inc *	905	63
PTC Inc *	1	—
Pure Storage Inc, Cl A *	1,198	93
Qorvo *	980	89
QUALCOMM Inc	5,344	859
RingCentral Inc, Cl A *	199	6
Rogers Corp *	596	47
Roper Technologies Inc	137	72
Salesforce Inc	9,756	2,500
Samsung Electronics Co Ltd	33,999	1,699
SANDISK CORP *	815	43
SAP SE	6,495	1,769
Seagate Technology Holdings	526	88
SentinelOne Inc, Cl A *	3,347	63
ServiceNow Inc *	277	254
Silicon Laboratories Inc *	508	68
Skyworks Solutions Inc	606	45
Snowflake Inc, Cl A *	867	207
Super Micro Computer Inc *	780	32
Synopsys Inc *	156	94
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,366	4,240
TD SYNNEX Corp	404	60
TE Connectivity	436	90
Teledyne Technologies Inc *	157	85
Teradata Corp *	1,199	25
Teradyne Inc	1,442	171
Texas Instruments Inc	407	82
TOTVS SA	206,000	1,638
Trimble Inc *	1,500	121
Twilio Inc, Cl A *	463	49
Tyler Technologies Inc *	122	69
Ubiquiti Inc	183	97
UiPath Inc, Cl A *	4,862	54
Unity Software Inc *	585	23
Universal Display Corp	2,531	351
VeriSign Inc	2,820	771
Viavi Solutions Inc *	6,176	70
Vontier Corp	7,338	315
Western Digital Corp	2,446	197
Workday Inc, Cl A *	1,592	367
Zebra Technologies Corp, Cl A *	677	215
Zoom Video Communications Inc, Cl A *	186	15
Zscaler Inc *	487	135
		103,558

8	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 3.5%
Air Products and Chemicals Inc	2,804	$825
Albemarle Corp	467	40
Alcoa Corp	4,724	152
Amcor PLC	16,363	141
Anglo American	14,923	459
AptarGroup Inc	1,090	152
Ashland	1,507	85
Avery Dennison Corp	548	94
Axalta Coating Systems Ltd *	19,933	623
Ball Corp	927	49
Cabot Corp	1,164	95
Celanese Corp, Cl A	3,090	147
CF Industries Holdings Inc	921	80
Cleveland-Cliffs Inc *	4,585	49
Corteva Inc	1,306	97
Covestro AG *	14,389	1,000
CRH PLC	939	106
Crown Holdings Inc	5,279	525
Dow Inc	975	24
DuPont de Nemours Inc	9,451	727
Eastman Chemical Co	4,058	285
Ecolab Inc	466	129
Element Solutions Inc	5,641	145
FMC Corp	11,270	441
Freeport-McMoRan Inc	5,276	234
Graphic Packaging Holding Co	4,953	110
Huntsman Corp	4,477	50
Ingevity Corp *	1,326	77
Innospec Inc	1,185	104
International Flavors & Fragrances Inc	737	50
International Paper Co	1,238	61
James Hardie Industries ADR *	2,489	50
Linde PLC	2,441	1,167
Louisiana-Pacific Corp	1,691	161
LyondellBasell Industries NV, Cl A	607	34
Martin Marietta Materials Inc	1,485	915
Mosaic Co/The	2,498	83
NewMarket Corp	145	120
Newmont Corp	14,973	1,114
Nucor Corp	870	129
O-I Glass Inc, Cl I *	8,446	110
Packaging Corp of America	472	103
PPG Industries Inc	510	57
Quaker Chemical Corp	241	35
Reliance Inc	4,921	1,455
Rio Tinto Ltd	5,521	417
Royal Gold Inc	466	84
Scotts Miracle-Gro Co/The	796	49
Sealed Air Corp	1,831	59
Sherwin-Williams Co/The	2,048	749
Smurfit WestRock PLC	1,448	69
Sonoco Products Co	903	43
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SSR Mining Inc *	4,852	$94
Steel Dynamics Inc	1,777	233
Syensqo SA	2,051	181
Vulcan Materials Co	363	106
		14,773
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	322	27
American Homes 4 Rent, Cl A ‡	2,436	87
American Tower Corp ‡	3,377	688
Americold Realty Trust Inc ‡	1,965	28
AvalonBay Communities Inc ‡	909	178
Brixmor Property Group Inc ‡	4,961	139
BXP Inc ‡	2,949	214
CBRE Group Inc, Cl A *	5,245	850
COPT Defense Properties ‡	3,768	108
CoStar Group Inc *	712	64
Cousins Properties Inc ‡	2,645	78
Crown Castle Inc ‡	4,114	408
CTO Realty Growth ‡	7,000	121
CubeSmart ‡	1,472	60
Digital Realty Trust Inc ‡	437	73
EastGroup Properties Inc ‡	635	108
Equinix Inc ‡	1,475	1,160
Equity LifeStyle Properties Inc ‡	1,548	93
Equity Residential ‡	780	52
Essex Property Trust Inc ‡	187	51
Extra Space Storage Inc ‡	460	66
Federal Realty Investment Trust ‡	402	40
First Industrial Realty Trust Inc ‡	1,196	63
FirstService Corp	410	82
Healthpeak Properties Inc ‡	3,935	71
Highwoods Properties Inc ‡	2,287	72
Host Hotels & Resorts Inc ‡	9,310	160
Howard Hughes Holdings Inc *	411	31
Iron Mountain Inc ‡	713	66
Jones Lang LaSalle Inc *	410	125
Kilroy Realty Corp ‡	811	34
Kimco Realty Corp ‡	2,506	56
Lamar Advertising Co, Cl A ‡	862	110
Mid-America Apartment Communities Inc ‡	482	70
Millrose Properties	270	10
Newmark Group Inc, Cl A	4,999	91
NNN REIT Inc ‡	993	43
Park Hotels & Resorts Inc ‡	5,035	59
Prologis Inc ‡	6,809	775
Public Storage ‡	298	88
Rayonier Inc ‡	2,912	77
Realty Income Corp ‡	1,634	96
Regency Centers Corp ‡	826	60
Rexford Industrial Realty Inc ‡	1,192	49
SBA Communications Corp, Cl A ‡	1,053	216
Simon Property Group Inc ‡	566	102
STAG Industrial Inc ‡	1,910	70

SEI Catholic Values Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UDR Inc ‡	2,288	$91
Ventas Inc ‡	1,890	129
Vornado Realty Trust ‡	765	29
Welltower Inc ‡	963	162
Weyerhaeuser Co ‡	2,954	76
Zillow Group Inc, Cl C *	1,230	104
		7,960
Utilities — 2.1%
AES Corp/The	4,013	54
Alliant Energy Corp	1,828	119
Ameren Corp	786	78
American Electric Power Co Inc	1,847	205
American Water Works Co Inc	2,358	338
Atmos Energy Corp	534	89
Brookfield Infrastructure, Cl A	1,361	55
Brookfield Renewable, Cl A	3,044	103
CenterPoint Energy Inc	2,040	77
Clearway Energy Inc, Cl C	2,159	64
CMS Energy Corp	5,948	426
Consolidated Edison Inc	3,038	298
Constellation Energy Corp	369	114
Dominion Energy Inc	1,583	95
DTE Energy Co	533	73
Duke Energy Corp	2,448	300
Edison International	7,451	418
Entergy Corp	1,190	105
Essential Utilities Inc	1,211	48
Evergy Inc	833	59
Eversource Energy	5,900	378
Exelon Corp	15,856	693
FirstEnergy Corp	11,167	487
IDACORP Inc	994	124
MDU Resources Group Inc	2,166	35
National Fuel Gas Co	1,319	114
NextEra Energy Inc	13,585	979
NiSource Inc	1,440	61
NRG Energy Inc	5,202	757
OGE Energy Corp	2,708	121
Pinnacle West Capital Corp	566	51
PPL Corp	21,652	790
Public Service Enterprise Group Inc	1,010	83
Sempra	1,959	162
Spire Inc	978	75
UGI Corp	1,904	66
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	1,148	$217
WEC Energy Group Inc	737	78
Xcel Energy Inc	4,200	304
		8,693

Total Common Stock
(Cost $260,123) ($ Thousands)		407,007

PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.2%
Volkswagen AG (A)	6,538	762

Consumer Staples — 0.3%
Henkel AG & Co KGaA (A)	14,787	1,249

Total Preferred Stock
(Cost $1,784) ($ Thousands)		2,011

EXCHANGE-TRADED FUND — 0.0%

Domestic Equity — 0.0%
iShares Russell 2000 Value ETF	478	83

Total Exchange-Traded Fund
(Cost $78) ($ Thousands)		83

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class 4.190%**†	5,246,448	5,246
Total Cash Equivalent
(Cost $5,246) ($ Thousands)		5,246
Total Investments in Securities — 99.4%
(Cost $267,231) ($ Thousands)		$414,347

10	SEI Catholic Values Trust

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts S&P 500 Index E-MINI	15	Sep-2025	$4,759	$4,855	$96

Percentages are based on Net Assets of $417,021 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2025.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	No interest rate available.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

Ltd. — Limited

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	407,007		–	–	407,007
Preferred Stock	2,011		–	–	2,011
Exchange-Traded Fund	83		–	–	83
Rights	–	^	–	–	–
Cash Equivalent	5,246		–	–	5,246
Total Investments in Securities	414,347		–	–	414,347

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	96	–	–	96
Total Other Financial Instruments	96	–	–	96

^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,745	$26,328	$(27,827)	$—	$—	$5,246	$143	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES — 37.6%
Agency Mortgage-Backed Obligations — 29.4%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$195	$204
5.500%, 04/01/2030 to 02/01/2054	1,650	1,682
5.000%, 06/01/2041 to 05/01/2053	933	930
4.500%, 06/01/2038 to 01/01/2054	2,152	2,086
4.000%, 07/01/2037 to 02/01/2053	2,053	1,942
3.500%, 04/01/2034 to 11/01/2052	1,469	1,356
3.000%, 06/01/2034 to 06/01/2052	2,762	2,502
2.500%, 01/01/2050 to 05/01/2052	5,016	4,237
2.000%, 07/01/2041 to 04/01/2052	2,761	2,230
FHLMC ARM
6.646%, RFUCCT1Y + 1.623%, 10/01/2046(A)	137	141
6.593%, RFUCCT1Y + 1.595%, 06/01/2047(A)	64	66
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	44	39
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	271	193
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	181
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	82
FHLMC CMO, Ser 2024-5473, Cl BF
5.648%, SOFR30A + 1.300%, 11/25/2054(A)	274	275
FHLMC Multifamily Structured Pass Through
Certificates, Ser K544, Cl A2 4.266%, 07/25/2030(A)	585	590
FHLMC Multifamily Structured Pass-Through
Certificates, Ser 2021-K124, Cl X1, IO 0.806%, 12/25/2030(A)	2,973	94
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,130	1,151
5.000%, 11/01/2049 to 08/01/2053	1,831	1,831
4.500%, 07/01/2033 to 01/01/2059	4,034	3,935
4.000%, 01/01/2037 to 06/01/2057	2,827	2,689
3.500%, 05/01/2037 to 05/01/2052	2,907	2,696
3.000%, 11/01/2034 to 09/01/2061	3,874	3,439
2.500%, 01/01/2032 to 05/01/2052	7,693	6,657
2.000%, 01/01/2042 to 03/01/2052	4,044	3,258
FNMA ARM
6.496%, RFUCCT1Y + 1.592%, 04/01/2047(A)	78	81
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	108	99
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	131	116
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	159
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	41	35

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
5.500%, 11/20/2052 to 08/20/2053	$695	$704
5.000%, 11/20/2048 to 12/20/2052	592	590
4.500%, 01/15/2042 to 11/20/2054	2,222	2,164
4.000%, 08/15/2045 to 10/20/2052	669	631
3.500%, 04/20/2046 to 05/20/2052	1,456	1,333
3.000%, 09/20/2046 to 04/20/2052	289	258
2.500%, 09/20/2051	820	700
2.000%, 02/20/2052	605	496
GNMA CMO, Ser 2012-34, Cl SA, IO
1.595%, 03/20/2042(A)	51	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	232	191
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	73	64
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	90
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	82	68
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	83
GNMA TBA
5.500%, 09/01/2033	150	151
5.000%, 09/01/2033	850	841
4.500%, 09/15/2039	575	554
4.000%, 09/01/2039	825	769
3.500%, 09/15/2041 to 10/15/2055	1,350	1,228
3.000%, 09/01/2042	75	66
2.500%, 09/15/2055	1,600	1,364
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,076	104
UMBS TBA
5.500%, 09/01/2037	600	603
5.000%, 09/01/2037	1,050	1,036
4.500%, 10/15/2033	1,925	1,852
4.000%, 09/14/2039	2,975	2,777
3.500%, 09/01/2040	1,425	1,288
3.000%, 09/13/2042	875	758
2.500%, 09/15/2055	775	644
2.000%, 09/15/2055	2,400	1,907
		68,295
Non-Agency Mortgage-Backed Obligations — 8.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.538%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	248
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	422	423
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.120%, 01/25/2067(A)(B)	90	84

12	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	$459	$466
ARES Trust, Ser 2025-IND3, Cl A
5.863%, TSFR1M + 1.500%, 04/15/2042(A)(B)	328	328
BANK, Ser 2017-BNK8, Cl XA, IO
0.842%, 11/15/2050(A)	1,322	15
BANK, Ser 2019-BNK21, Cl XA, IO
0.946%, 10/17/2052(A)	3,924	106
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	733	776
BANK5 Trust, Ser 2024-5YR6, Cl C
7.199%, 05/15/2057(A)	100	105
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	569	552
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	518
BDS, Ser 2025-FL15, Cl C
6.450%, TSFR1M + 2.150%, 03/19/2043(A)(B)	230	230
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	592	559
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	211	196
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	441
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.284%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	191
BRAVO Residential Funding Trust, Ser 2022- NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	124	124
BX Commercial Mortgage Trust, Ser 2020- VIV3, Cl B
3.662%, 03/09/2044(A)(B)	230	216
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
5.178%, TSFR1M + 0.814%, 09/15/2036(A)(B)	278	278
BX Commercial Mortgage Trust, Ser 2023- XL3, Cl A
6.125%, TSFR1M + 1.761%, 12/09/2040(A)(B)	336	336
BX Commercial Mortgage Trust, Ser 2024- KING, Cl E
8.051%, TSFR1M + 3.688%, 05/15/2034(A)(B)	158	159

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2024- XL5, Cl A
5.755%, TSFR1M + 1.392%, 03/15/2041(A)(B)	$394	$394
BX Trust, Ser 2024-BIO, Cl B
6.304%, TSFR1M + 1.941%, 02/15/2041(A)(B)	220	220
BX Trust, Ser 2025-VLT6, Cl A
5.806%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	329
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	176
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	374	375
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.944%, 12/15/2072(A)	978	30
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	113	112
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	237	240
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	386	389
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	2	2
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	438	371
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	151	151
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	169	161
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	74	72
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.848%, SOFR30A + 1.500%, 10/25/2041(A)(B)	228	229
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.098%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	114
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.498%, SOFR30A + 2.150%, 09/25/2042(A)(B)	33	33
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
6.298%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253

SEI Catholic Values Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust, Ser 2023- 4SZN, Cl B
7.544%, 11/10/2039(A)(B)	$160	$164
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	152	153
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(B)	419	425
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	328	330
GS Mortgage Securities Trust, Ser 2020- GSA2, Cl AAB
1.662%, 12/12/2053	235	223
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A8
5.500%, 11/25/2055(A)(B)	326	328
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	319	321
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	256	258
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.966%, 10/15/2050(A)	1,173	15
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	53	46
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	162	163
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	430	433
MF1, Ser 2025-FL17, Cl B
6.152%, TSFR1M + 1.792%, 02/18/2040(A)(B)	200	199
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	78	78
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	77	75
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	165	161
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	115	110
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	106
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.004%, TSFR1M + 1.641%, 03/15/2039(A)(B)	120	120

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Trust, Ser 2024-3ELV, Cl A
6.354%, TSFR1M + 1.991%, 08/15/2029(A)(B)	$100	$100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	93
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	131	133
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	131	131
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	170	171
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	142	144
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	65	66
Pret, Ser 2025-NPL7, Cl A1
5.657%, 07/25/2055(B)(C)	108	109
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	67	67
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	362	364
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	417	411
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	194	196
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	145	145
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	334	335
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	309	310
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	217
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	166
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	188	186
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	353
SMRT, Ser 2022-MINI, Cl D
6.314%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	209
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064(B)(C)	398	402
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	350	349

14	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
5.017%, TSFR1M + 0.694%, 07/25/2045(A)	$443	$424
Wells Fargo Commercial Mortgage Trust,
Ser 2016-C37, Cl A4 3.525%, 12/15/2049	153	152

		18,943
Total Mortgage-Backed Securities
(Cost $89,075) ($ Thousands)		87,238

U.S. TREASURY OBLIGATIONS — 32.2%
U.S. Treasury Bills
5.964%, 10/14/2025 (D)	3,260	3,244
4.223%, 10/21/2025 (D)	1,425	1,417
U.S. Treasury Bonds
4.750%, 08/15/2055	9,532	9,282
4.625%, 05/15/2044	390	379
4.625%, 11/15/2044	1,022	991
4.625%, 02/15/2055	592	564
4.500%, 02/15/2044	1,002	961
4.375%, 08/15/2043	3,922	3,709
4.250%, 02/15/2054	969	867
4.250%, 08/15/2054	969	867
4.125%, 08/15/2053	404	354
3.875%, 05/15/2043	2,633	2,334
3.625%, 05/15/2053	3,227	2,580
3.375%, 08/15/2042	345	288
3.000%, 08/15/2052	1,758	1,243
2.375%, 02/15/2042	526	381
2.250%, 02/15/2052	116	69
2.000%, 08/15/2051	236	133
U.S. Treasury Inflation Indexed Bonds
0.125%, 01/15/2030	479	576
U.S. Treasury Notes
4.250%, 11/15/2034	2,316	2,331
4.250%, 05/15/2035	1,225	1,229
4.250%, 08/15/2035	2,948	2,953
4.000%, 05/31/2030	6,916	7,012
3.875%, 08/31/2032	3,235	3,224
3.750%, 05/15/2028	312	313
3.625%, 08/31/2027	10,220	10,221
3.625%, 08/15/2028	2,785	2,788
3.625%, 08/31/2030	14,644	14,595

Total U.S. Treasury Obligations
(Cost $75,764) ($ Thousands)		74,905

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS — 23.9%
Communication Services — 2.6%
Altice Financing
9.625%, 07/15/2027 (B)	$10	$9
5.750%, 08/15/2029 (B)	24	19
5.000%, 01/15/2028 (B)	7	6
AT&T
3.650%, 09/15/2059	109	72
3.500%, 06/01/2041	151	118
2.550%, 12/01/2033	339	286
2.300%, 06/01/2027	60	58
2.250%, 02/01/2032	50	43
CCO Holdings
5.000%, 02/01/2028 (B)	13	13
4.750%, 02/01/2032 (B)	100	93
Charter Communications Operating
6.550%, 06/01/2034	110	117
6.484%, 10/23/2045	20	20
6.384%, 10/23/2035	413	430
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.400%, 04/01/2033	270	254
3.500%, 03/01/2042	10	7
Cogent Communications Group
7.000%, 06/15/2027 (B)	10	10
Comcast
4.250%, 10/15/2030	200	200
4.150%, 10/15/2028	40	40
3.950%, 10/15/2025	130	130
3.400%, 04/01/2030	20	20
3.300%, 04/01/2027	190	188
3.150%, 03/01/2026	20	20
2.887%, 11/01/2051	224	134
2.350%, 01/15/2027	260	254
Consolidated Communications
6.500%, 10/01/2028 (B)	55	56
5.000%, 10/01/2028 (B)	30	30
Cox Communications
3.350%, 09/15/2026 (B)	231	229
CSC Holdings
4.500%, 11/15/2031 (B)	200	130
EchoStar
10.750%, 11/30/2029	17	18
Fox
6.500%, 10/13/2033	50	55
Frontier Communications Holdings
8.625%, 03/15/2031 (B)	100	106
Meta Platforms
5.600%, 05/15/2053	20	20
Scripps Escrow II
3.875%, 01/15/2029 (B)	15	13
Sinclair Television Group
8.125%, 02/15/2033 (B)	5	5

SEI Catholic Values Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sirius XM Radio
5.000%, 08/01/2027 (B)	$136	$135
Snap
6.875%, 03/01/2033 (B)	30	30
Sprint Spectrum
5.152%, 03/20/2028 (B)	184	185
Time Warner Cable
7.300%, 07/01/2038	90	98
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	58
T-Mobile USA
5.150%, 04/15/2034	40	40
4.500%, 04/15/2050	50	41
3.875%, 04/15/2030	885	867
3.750%, 04/15/2027	10	10
3.500%, 04/15/2031	320	303
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	38
2.550%, 02/15/2031	20	18
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	9
Verizon Communications
4.780%, 02/15/2035	348	339
4.500%, 08/10/2033	200	196
3.150%, 03/22/2030	30	29
2.550%, 03/21/2031	61	55
1.750%, 01/20/2031	130	113
Vmed O2 UK Financing I
4.750%, 07/15/2031 (B)	27	25
Warnermedia Holdings
5.141%, 03/15/2052	2	1
5.050%, 03/15/2042	45	31
4.279%, 03/15/2032	35	30
4.054%, 03/15/2029	20	19
Windstream Services
8.250%, 10/01/2031 (B)	10	11
Zayo Group Holdings
4.000%, 03/01/2027 (B)	65	63

		6,048

Consumer Discretionary — 1.9%
Amazon.com
4.950%, 12/05/2044	157	152
4.250%, 08/22/2057	10	8
4.100%, 04/13/2062	374	291
4.050%, 08/22/2047	30	25
3.875%, 08/22/2037	280	254
3.600%, 04/13/2032	170	164
3.450%, 04/13/2029	20	20

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/13/2027	$10	$10
3.150%, 08/22/2027	50	49
2.100%, 05/12/2031	20	18
1.500%, 06/03/2030	30	27
1.200%, 06/03/2027	60	57
American Honda Finance
5.150%, 07/09/2032	346	353
Ashtead Capital
2.450%, 08/12/2031 (B)	529	464
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (B)	15	16
CSC Holdings
11.750%, 01/31/2029 (B)	115	105
DISH Network
11.750%, 11/15/2027 (B)	33	35
Ferrellgas
5.875%, 04/01/2029 (B)	54	50
5.375%, 04/01/2026 (B)	125	123
General Motors Financial
2.400%, 10/15/2028	553	521
Grand Canyon University
5.125%, 10/01/2028	15	15
Home Depot
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	50	47
2.700%, 04/15/2030	20	19
2.500%, 04/15/2027	30	29
1.375%, 03/15/2031	50	43
Lowe's
5.625%, 04/15/2053	245	234
5.000%, 04/15/2040	53	51
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	71
McDonald's
4.950%, 03/03/2035	110	111
McDonald's MTN
4.700%, 12/09/2035	55	54
Michaels
5.250%, 05/01/2028 (B)	122	96
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)	450	458
Starbucks
5.400%, 05/15/2035	30	31
Upbound Group
6.375%, 02/15/2029 (B)	25	24
Volkswagen Group of America Finance
5.800%, 03/27/2035 (B)	55	56
5.650%, 03/25/2032 (B)	145	148
Voyager Parent
9.250%, 07/01/2032 (B)	43	45

16	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	$60	$53

		4,355

Consumer Staples — 0.4%
Anheuser-Busch
4.900%, 02/01/2046	180	164
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	49
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	20
Constellation Brands
4.800%, 05/01/2030	160	163
4.350%, 05/09/2027	20	20
2.250%, 08/01/2031	170	149
Costco Wholesale
1.600%, 04/20/2030	40	36
1.375%, 06/20/2027	70	67
Kraft Heinz Foods
4.250%, 03/01/2031	10	10
Opal Bidco SAS
6.500%, 03/31/2032 (B)	25	25
Post Holdings
6.250%, 02/15/2032 (B)	100	103
Spectrum Brands
3.875%, 03/15/2031 (B)	60	48

		873

Energy — 2.1%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	32
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	10
3.250%, 01/31/2032	40	36
Chevron
3.078%, 05/11/2050	10	6
2.954%, 05/16/2026	30	30
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	21
6.036%, 11/15/2033 (B)	435	460
5.439%, 02/15/2035 (B)	246	247
ConocoPhillips
5.550%, 03/15/2054	78	74
5.500%, 01/15/2055	124	117

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamondback Energy
5.150%, 01/30/2030	$535	$549
3.250%, 12/01/2026	10	10
Ecopetrol
4.625%, 11/02/2031	120	105
Energy Transfer
5.750%, 02/15/2033	169	176
5.550%, 05/15/2034	101	103
4.950%, 06/15/2028	20	20
EOG Resources
4.150%, 01/15/2026	50	50
Exxon Mobil
4.327%, 03/19/2050	30	25
4.114%, 03/01/2046	90	74
3.482%, 03/19/2030	40	39
3.043%, 03/01/2026	40	40
Global Partners
8.250%, 01/15/2032 (B)	5	5
Gulfstream Natural Gas System
5.600%, 07/23/2035 (B)	592	599
Kinder Morgan
5.850%, 06/01/2035	103	107
5.200%, 03/01/2048	10	9
4.300%, 03/01/2028	80	80
MPLX
4.800%, 02/15/2029	80	81
Occidental Petroleum
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
0.000%, 10/10/2036 (E)	665	383
ONEOK
6.625%, 09/01/2053	40	41
Phillips 66
3.550%, 10/01/2026	232	230
Pioneer Natural Resources
2.150%, 01/15/2031	50	45
1.900%, 08/15/2030	20	18
1.125%, 01/15/2026	10	10
Schlumberger Holdings
3.900%, 05/17/2028 (B)	441	440
Shell International Finance BV
2.875%, 05/10/2026	80	79
Targa Resources
4.200%, 02/01/2033	40	38
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	50
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	56
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	50

SEI Catholic Values Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
8.750%, 02/15/2030 (B)	$8	$8
Transocean Titan Financing
8.375%, 02/01/2028 (B)	6	7
USA Compression Partners
6.875%, 09/01/2027	25	25
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	54
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(B)(F)	62	62
8.125%, 06/01/2028 (B)	4	4
7.000%, 01/15/2030 (B)	60	62
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (B)	27	29
6.500%, 01/15/2034 (B)	4	4
Williams
7.500%, 01/15/2031	10	11
		4,990

Financials — 9.0%
Acrisure
7.500%, 11/06/2030 (B)	120	124
AIA Group MTN
5.375%, 04/05/2034 (B)	276	286
4.950%, 03/30/2035 (B)	237	238
Aircastle
5.000%, 09/15/2030 (B)	385	388
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	55	58
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	702	711
4.050%, 05/03/2029	50	50
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	357
Aon North America
5.450%, 03/01/2034	110	114
Aviation Capital Group
4.800%, 10/24/2030 (B)	576	576
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	263
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	41
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	360
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	10	9
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	35	33
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	80

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.000%, 01/21/2044	$20	$19
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	224
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	100
4.250%, 10/22/2026	50	50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	149
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	89
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	195	176
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	100	98
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	617
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	122
5.000%, 06/15/2044 (B)	200	183
Brown & Brown
5.250%, 06/23/2032	360	368
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	272
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	326
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	43
CBRE Services
4.800%, 06/15/2030	66	67
Citibank
4.914%, 05/29/2030	90	92
Citigroup
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	70
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	233
4.125%, 07/25/2028	90	90
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	150
3.700%, 01/12/2026	100	100
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	146
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Corebridge Global Funding
4.850%, 06/06/2030 (B)	566	576

18	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	$165	$160
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	538
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	261
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	10	10
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	180	179
Guardian Life Global Funding
4.798%, 04/28/2030 (B)	310	316
HSBC Holdings
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	677	693
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	321
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	225
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	10	10
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	182
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	300
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	591
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	384
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	30	27
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	120
KKR
5.100%, 08/07/2035	511	507
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	198
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	95
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	272
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	559
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	286
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	293
3.375%, 04/15/2050 (B)	144	97

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	$361	$351
Moody's
3.250%, 05/20/2050	235	155
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	20	20
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	465	474
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	257	265
Morgan Stanley MTN
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	371
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	160
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)	55	56
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	90	90
MSCI
5.250%, 09/01/2035	362	359
National Securities Clearing
5.000%, 05/30/2028 (B)	351	360
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	255	265
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	258
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	83
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	482
Prudential Funding Asia
3.125%, 04/14/2030	315	301
Shift4 Payments
6.750%, 08/15/2032 (B)	40	41
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	80	77
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	117
UBS Group
4.550%, 04/17/2026	250	250
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	247
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	198
US Bancorp
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	200

SEI Catholic Values Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
3.150%, 12/14/2025	$60	$60
2.050%, 04/15/2030	20	18
Wells Fargo
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	35	35
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	457	471
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	41
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	374
		20,890

Health Care — 0.9%
Centene
2.500%, 03/01/2031	250	213
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	65	68
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	40	40
5.125%, 07/20/2045	60	53
4.125%, 04/01/2040	5	4
3.625%, 04/01/2027	30	30
2.125%, 09/15/2031	30	26
1.875%, 02/28/2031	10	9
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	251	268
6.036%, 12/10/2028	92	94
5.926%, 01/10/2034 (B)	380	386
Elevance Health
5.200%, 02/15/2035	20	20
4.550%, 05/15/2052	20	16
4.100%, 05/15/2032	100	96
3.650%, 12/01/2027	30	30
Humana
5.550%, 05/01/2035	155	157
2.150%, 02/03/2032	10	8
ModivCare
5.000%, 10/01/2029 (B)(G)	126	4
Molina Healthcare
6.250%, 01/15/2033 (B)	50	50
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	428
		2,000

Industrials — 2.3%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	401
2.450%, 10/29/2026	150	147

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	$169	$166
Air Lease
5.300%, 02/01/2028	40	41
American Airlines
8.500%, 05/15/2029 (B)	70	73
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	19
Canadian National Railway
3.650%, 02/03/2048	151	114
Canadian Pacific Railway
6.125%, 09/15/2115	167	168
CSX
3.800%, 04/15/2050	331	248
Delta Air Lines
4.750%, 10/20/2028 (B)	50	50
4.500%, 10/20/2025 (B)	2	3
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	119	112
Ferguson Finance
4.500%, 10/24/2028 (B)	394	396
3.250%, 06/02/2030 (B)	230	218
Genpact Luxembourg SARL
6.000%, 06/04/2029	289	301
1.750%, 04/10/2026	292	287
Icahn Enterprises
10.000%, 11/15/2029 (B)	171	169
9.750%, 01/15/2029	5	5
9.000%, 06/15/2030	5	5
JB Hunt Transport Services
4.900%, 03/15/2030	319	326
Kedrion
6.500%, 09/01/2029 (B)	55	54
MajorDrive Holdings IV
6.375%, 06/01/2029 (B)	15	12
Norfolk Southern
4.837%, 10/01/2041	200	186
Paychex
5.350%, 04/15/2032	105	109
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	559
Rollins
5.250%, 02/24/2035	155	156
Ryder System MTN
5.250%, 06/01/2028	355	365
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)	145	150
TransDigm
7.125%, 12/01/2031 (B)	20	21
6.625%, 03/01/2032 (B)	40	41

20	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	$381	$380
Verisk Analytics
3.625%, 05/15/2050	142	101
		5,383

Information Technology — 1.1%
Apple
3.850%, 08/04/2046	156	126
AppLovin
5.950%, 12/01/2054	110	107
5.125%, 12/01/2029	240	246
Broadcom
5.200%, 07/15/2035	345	348
4.926%, 05/15/2037 (B)	20	19
3.137%, 11/15/2035 (B)	150	127
Constellation Software
5.461%, 02/16/2034 (B)	182	185
Dell International
5.000%, 04/01/2030	160	164
Foundry JV Holdco
6.150%, 01/25/2032 (B)	452	480
5.500%, 01/25/2031 (B)	20	21
Helios Software Holdings
8.750%, 05/01/2029 (B)	65	67
Intel
5.700%, 02/10/2053	25	23
5.600%, 02/21/2054	40	37
3.734%, 12/08/2047	45	31
3.250%, 11/15/2049	85	53
2.000%, 08/12/2031	65	56
NVIDIA
2.850%, 04/01/2030	20	19
Oracle
5.375%, 09/27/2054	60	54
4.800%, 08/03/2028	75	76
3.950%, 03/25/2051	266	192
2.950%, 04/01/2030	20	19
Salesforce
2.700%, 07/15/2041	40	29
Sprint Capital
8.750%, 03/15/2032	10	12
Xerox
10.250%, 10/15/2030 (B)	40	41
		2,532

Materials — 0.5%
Amcor Flexibles North America
5.500%, 03/17/2035	315	322
Amrize Finance US
4.950%, 04/07/2030 (B)	460	469

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ball
3.125%, 09/15/2031	$30	$27
Sonoco Products
5.000%, 09/01/2034	343	336
		1,154

Real Estate — 0.5%
American Tower
4.900%, 03/15/2030	110	112
2.900%, 01/15/2030	105	99
Hudson Pacific Properties
3.950%, 11/01/2027	160	153
NNN REIT
4.600%, 02/15/2031	320	321
Realty Income
5.125%, 04/15/2035	70	70
Simon Property Group
1.750%, 02/01/2028	501	475
		1,230
Utilities — 2.6%
AEP Transmission
5.375%, 06/15/2035	55	56
American Transmission Systems
2.650%, 01/15/2032 (B)	30	27
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	495
Boston Gas
5.843%, 01/10/2035 (B)	551	578
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	250	248
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	19
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	125	125
DTE Electric Securitization Funding I
2.640%, 12/01/2026	102	100
DTE Energy
4.875%, 06/01/2028	192	195
Duke Energy Carolinas
3.950%, 03/15/2048	98	76
Duke Energy Florida
3.200%, 01/15/2027	230	228
Duke Energy Ohio
3.650%, 02/01/2029	50	49
Exelon
5.625%, 06/15/2035	60	62
5.100%, 06/15/2045	328	300
4.700%, 04/15/2050	69	57
FirstEnergy
4.850%, 07/15/2047	120	103

SEI Catholic Values Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 07/15/2027	$90	$89
1.600%, 01/15/2026	20	20
Florida Power & Light
5.700%, 03/15/2055	210	210
Interstate Power and Light
2.300%, 06/01/2030	295	269
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	289
Northern States Power
5.050%, 05/15/2035	110	111
NSTAR Electric
3.950%, 04/01/2030	230	228
Oncor Electric Delivery
5.350%, 04/01/2035 (B)	160	164
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	449
3.594%, 06/01/2030	244	241
Piedmont Natural Gas
3.640%, 11/01/2046	170	123
Public Service of Oklahoma
5.450%, 01/15/2036	105	106
5.200%, 01/15/2035	160	161
Southern Gas Capital
4.950%, 09/15/2034	515	513
Suburban Propane Partners
5.000%, 06/01/2031 (B)	58	55
Virginia Power Fuel Securitization
4.877%, 05/01/2031	389	396
		6,158

Total Corporate Obligations
(Cost $57,187) ($Thousands)		55,613

ASSET-BACKED SECURITIES — 10.6%
Automotive — 1.2%
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	509	512
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (B)	365	368
FHF Issuer Trust, Ser 2025-1A, Cl D
5.950%, 06/15/2032 (B)	140	143
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	249
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	484

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	$537	$553
Wheels Fleet Lease Funding 1, Ser 2024- 2A, Cl A1
4.870%, 06/21/2039 (B)	485	489
		2,798

Mortgage Related Securities — 0.5%
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.687%, TSFR1M + 2.364%, 10/25/2037 (A)(B)	83	84
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)	253	255
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	199	200
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044 (B)(C)	265	267
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.857%, TSFR1M + 0.534%, 02/25/2037 (A)	80	79
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.837%, TSFR1M + 2.514%, 12/25/2034 (A)	244	243
		1,128

Other Asset-Backed Securities — 8.9%
AMMC CLO, Ser 2024-24A, Cl AR
5.526%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	326
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	234
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	405
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	483
Apidos CLO, Ser 2024-XXXA, Cl A1AR
5.409%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	163	163
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.416%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
5.379%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Barings CLO, Ser 2024-3A, Cl A1RR
5.466%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	300	300

22	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2023-3A, Cl A
5.926%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	$614	$615
CIFC Funding, Ser 2024-1A, Cl A1R
5.739%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	251
CIFC Funding, Ser 2025-4RA, Cl A1A2
5.312%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	258
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	163
Clover CLO, Ser 2025-3A, Cl AR
5.389%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Consolidated Communications, Ser 2025- 1A, Cl A2
6.000%, 05/20/2055 (B)	110	113
CyrusOne Data Centers Issuer I, Ser 2025- 1A, Cl A2
5.910%, 02/20/2050 (B)	160	164
Diamond Infrastructure Funding, Ser 2021- 1A, Cl A
1.760%, 04/15/2049 (B)	285	273
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	24
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	525
Domino's Pizza Master Issuer, Ser 2025-1A, Cl A2II
5.217%, 07/25/2055 (B)	380	384
Dryden CLO, Ser 2024-68A, Cl ARR
5.418%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Edgeconnex Data Centers Issuer, Ser 2024- 1, Cl A2
6.000%, 07/27/2054 (B)	196	198
Elmwood CLO, Ser 2023-2A, Cl AR
5.668%, TSFR3M + 1.350%, 04/16/2036 (A)(B)	514	514
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (A)(B)	394	398
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	216	215
FirstKey Homes Trust, Ser 2021-SFR1, Cl F2
3.452%, 08/17/2038 (B)	280	274
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	258	251
Flatiron CLO, Ser 2019-1A, Cl AR2
5.365%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	289	289
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (B)	160	156

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	$282	$261
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
5.406%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Goldentree Loan Management US CLO, Ser 2025-16A, Cl ARR
5.446%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	445
Golub Capital Partners CLO, Ser 2025-53A, Cl AR
5.306%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	333
Home Partners of America Trust, Ser 2021- 2, Cl A
1.901%, 12/17/2026 (B)	255	247
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	182	164
JG Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	135	122
LCM, Ser 2024-37A, Cl A1R
5.378%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	298	297
LCM, Ser 2024-39A, Cl A2R
5.918%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	300
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	169	160
Madison Park Funding XXXVI, Ser 2025- 36A, Cl B1RR
5.868%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
OCP CLO, Ser 2015-10A, Cl AR3
5.624%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	561
Octagon Investment Partners 40, Ser 2025- 1A, Cl BRR
5.876%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.676%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	285
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.588%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	48	48
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	321	323
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054 (B)	491	501

SEI Catholic Values Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	$527	$528
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	608	576
Rockford Tower CLO, Ser 2025-1A, Cl A1RR
5.416%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	315
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	454
SBA Small Business Investment, Ser 2023- 10A, Cl 1
5.168%, 03/10/2033	285	290
SBA Small Business Investment, Ser 2024- 10A, Cl 1
5.035%, 03/10/2034	515	523
SBA Small Business Investment, Ser 2025- 10A, Cl 1
4.963%, 03/10/2035	335	340
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	217	219
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	321	326
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	176	180
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	306
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	70	69
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	392
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (B)	282	280
Tricon American Homes Trust, Ser 2020- SFR2, Cl A
1.482%, 11/17/2039 (B)	202	191
Tricon Residential Trust, Ser 2024-SFR4, Cl A
4.300%, 11/17/2041 (B)	402	400
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	16	16
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	77	76
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	42	41

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	$180	$174
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	170	163
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	53	50
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	122	114
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	128	120
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	194	182
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	298	283
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	392	371
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	389	392
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	135	134
		20,663

Total Asset-Backed Securities
(Cost $24,478) ($ Thousands)		24,589

MUNICIPAL BONDS — 0.9%
California — 0.1%
California State, Build America, GO
7.500%, 04/01/2034	280	325

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	182

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	356

24	SEI Catholic Values Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	$285	$285

New York — 0.3%
Empire State Development, Ser E, RB
5.770%, 03/15/2039	215	221
New York City Transitional Finance Authority, Ser A, RB
5.000%, 05/01/2054	180	181
New York City Transitional Finance Authority, Ser E, RB
5.000%, 11/01/2053	25	25
New York City Transitional Finance Authority, Ser H, RB
5.000%, 11/01/2050	35	35
New York City, Ser H, GO
5.935%, 02/01/2055	110	111
New York State Thruway Authority, Ser B, RB
5.000%, 03/15/2056	30	30
5.000%, 03/15/2059	30	30
New York State Thruway Authority, Ser C, RB
5.000%, 03/15/2053	105	106
		739
Texas — 0.1%
Lamar Consolidated Independent School District, Ser A, GO
5.000%, 02/15/2058	55	55
Northwest Independent School District, GO
5.000%, 02/15/2055	60	61
Pasadena Independent School District, GO
4.250%, 02/15/2053	55	49
		165
Total Municipal Bonds
(Cost $2,152) ($ Thousands)		2,052

SOVEREIGN DEBT — 0.3%
Brazilian Government International Bond
4.750%, 01/14/2050	200	144
Colombia Government International Bond
5.625%, 02/26/2044	200	159
Mexico Government International Bond
4.600%, 02/10/2048	430	324

Total Sovereign Debt
(Cost $817) ($ Thousands)		627

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 12.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	28,301,294	$28,301
Total Cash Equivalent
(Cost $28,301) ($ Thousands)		28,301

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $40) ($ Thousands)		45

Total Investments in Securities — 117.7%
(Cost $277,814) ($ Thousands)		$273,370

SEI Catholic Values Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Catholic Values Fixed Income Fund (Concluded)

A list of open over the counter swaptions contracts for the Fund at August 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$5,380,000	$3.62	03/31/2026	$6
Swaption	Goldman Sachs	5,380,000	3.64	02/27/2026	30
Swaption	Goldman Sachs	5,380,000	3.67	01/30/2026	5
Swaption	Goldman Sachs	2,285,000	3.81	01/30/2026	0
Swaption	Goldman Sachs	2,285,000	3.81	02/27/2026	2
Swaption	Goldman Sachs	2,285,000	3.81	03/31/2026	2
Total Purchased Swaptions		$22,995,000			$45

A list of the open futures contracts held by the Fund at August 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	100	Dec-2025	$20,832	$20,854	$22
U.S. 5-Year Treasury Note	7	Dec-2025	764	766	2
			21,596	21,620	24
Short Contracts
U.S. Ultra Long Treasury Bond	(1)	Dec-2025	$(117)	$(116)	$1
Ultra 10-Year U.S. Treasury Note	(2)	Dec-2025	(227)	(229)	(2)
			(344)	(345)	(1)
			$21,252	$21,275	$23

Percentages are based on Net Assets of $232,229 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2025.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $52,130 ($ Thousands), representing 22.4% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)	Interest rate represents the security's effective yield at the time of purchase.

(E)	Zero coupon security.

(F)	Perpetual security with no stated maturity date.

(G)	Security is in default on interest payment.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

26	SEI Catholic Values Trust

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	87,238	–	87,238
U.S. Treasury Obligations	–	74,905	–	74,905
Corporate Obligations	–	55,613	–	55,613
Asset-Backed Securities	–	24,589	–	24,589
Municipal Bonds	–	2,052	–	2,052
Sovereign Debt	–	627	–	627
Cash Equivalent	28,301	–	–	28,301
Purchased Swaptions	–	45	–	45
Total Investments in Securities	28,301	245,069	–	273,370

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	25	–	–	25
Unrealized Depreciation	(2)	–	–	(2)
Total Other Financial Instruments	23	–	–	23

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,366	$213,850	$(189,915)	$—	$—	$28,301	$318	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	27

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2025 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$409,101	$245,069
Affiliated Investments, at Value ††	5,246	28,301
Cash	2,737	–
Cash Collateral on Futures	362	300
Cash Collateral on Centrally Cleared Swap Contracts	–	–
Foreign Currency, at Value †††	29	–
Receivable for Investment Securities Sold	–	4,597
Dividends and Interest Receivable	403	1,399
Foreign Tax Reclaim Receivable	226	–
Receivable for Variation Margin on Futures Contracts	–	4
Due from Broker	–	–
Prepaid Expenses	37	21
Total Assets	418,141	279,691
Liabilities:
Payable for Investment Securities Purchased	–	46,776
Payable for Fund Shares Redeemed	753	294
Income Distribution Payable	–	6
Payable for Variation Margin on Futures Contracts	38	168
Payable for Variation Margin on Swap Contracts	–	–
Administration Fees Payable	99	34
Shareholder Servicing Fees Payable, Class F	33	15
Chief Compliance Officer Fees Payable	2	1
Investment Advisory Fees Payable	147	59
Due to Broker	–	56
Professional Fees Payable	–	–
Accrued Expense Payable	48	53
Total Liabilities	1,120	47,462
Net Assets	$417,021	$232,229
† Cost of Investments	$261,985	$249,513
†† Cost of Affiliated Investments	5,246	28,301
††† Cost of Foreign Currency	29	–
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$254,699	$259,244
Total Distributable Earnings (Accumulated Losses)	162,322	(27,015)
Net Assets	$417,021	$232,229
Net Asset Value, Offering and Redemption Price Per Share — Class F	$17.31	$8.70
	($393,700,007 ÷ 22,749,379 shares)	($174,367,157 ÷ 20,034,963 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$17.27	$8.70
	($23,320,514 ÷ 1,350,464 shares)	($57,861,736 ÷ 6,650,491 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended August 31, 2025 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$3,790	$–
Income from Affiliated Registered Investment Company(1)	143	318
Interest Income	47	4,884
Less: Foreign Taxes Withheld	(165)	–
Total Investment Income	3,815	5,202
Expenses:
Investment Advisory Fees	1,158	395
Administration Fees	579	225
Shareholder Servicing Fees, Class F Shares	452	212
Trustees' Fees	4	3
Chief Compliance Officer Fees	2	1
Professional Fees	35	21
Registration Fees	26	14
Printing Fees	18	10
Pricing Fees	14	68
Custodian/Wire Agent Fees	12	20
Interest Expense	1	–
Other Expenses	26	14
Total Expenses	2,327	983
Less:
Waiver of Investment Advisory Fees	(353)	(56)
Waiver of Shareholder Servicing Fees, Class F Shares	(271)	(127)
Waiver of Administration Fees	(50)	(24)
Net Expenses	1,653	776
Net Investment Income	2,162	4,426
Net Realized Gain (Loss) on:
Investments	2,864	338
Futures Contracts	269	(68)
Foreign Currency Transactions	25	–
Net Realized Gain	3,158	270
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,056	(286)
Futures Contracts	265	20
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	18	(4)
Purchased Options and Swaptions	–	5
Net Change in Unrealized Appreciation (Depreciation)	25,339	(265)
Net Realized and Unrealized Gain	28,497	5
Net Increase in Net Assets Resulting from Operations	$30,659	$4,431

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	29

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended August 31, 2025 (Unaudited) and the year ended February 28, 2025

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2025	2/28/2025	8/31/2025	2/28/2025
Operations:
Net Investment Income	$2,162	$3,493	$4,426	$8,129
Net realized gain (loss)	3,158	25,430	270	(7,438)
Net change in unrealized appreciation (depreciation)	25,339	19,118	(265)	10,556
Net Increase in Net Assets Resulting from Operations	30,659	48,041	4,431	11,247
Distributions:
Class F	–	(23,019)	(3,235)	(5,914)
Class Y	–	(2,312)	(1,101)	(1,974)
Total Distributions	–	(25,331)	(4,336)	(7,888)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	14,977	5,937	7,585	17,244
Reinvestment of Dividends & Distributions	–	22,852	3,211	5,877
Cost of Shares Redeemed	(5,883)	(22,264)	(3,182)	(6,160)
Net Increase in Net Assets from Class F Transactions	9,094	6,525	7,614	16,961
Class Y:
Proceeds from Shares Issued	3,179	46	5,816	1,027
Reinvestment of Dividends & Distributions	–	2,311	1,098	1,973
Cost of Shares Redeemed	(16,289)	(1,997)	(2,812)	(1,519)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(13,110)	360	4,102	1,481
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(4,016)	6,885	11,716	18,442
Net Increase in Net Assets	26,643	29,595	11,811	21,801
Net Assets:
Beginning of Period	390,378	360,783	220,418	198,617
End of Period	$417,021	$390,378	$232,229	$220,418
Capital Share Transactions:
Class F:
Shares Issued	904	368	878	2,008
Shares Issued in Lieu of Dividends & Distributions	–	1,448	371	682
Shares Redeemed	(366)	(1,431)	(369)	(717)
Net Increase in Shares Outstanding from Share Transactions	538	385	880	1,973
Class Y:
Shares Issued	218	3	676	119
Shares Issued in Lieu of Dividends & Distributions	–	147	127	229
Shares Redeemed	(1,048)	(124)	(324)	(176)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(830)	26	479	172

The accompanying notes are an integral part of the financial statements.

30	SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the six months ended August 31, 2025 (Unaudited) and the years ended February 28, or February 29, For a share outstanding throughout the period/years

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2025@	$16.01	$0.09	$1.21	$1.30	$—	$—	$—	$17.31	8.12%	$393,700	0.86%	1.22%	1.11%	10%
2025	15.05	0.15	1.91	2.06	(0.14)	(0.96)	(1.10)	16.01	13.85	355,574	0.78	1.31	0.94	19
2024	12.59	0.15	2.49	2.64	(0.14)	(0.04)	(0.18)	15.05	21.08	328,426	0.78	1.24	1.10	28
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86	1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86	1.23	0.87	65
Class Y
2025@	$15.97	$0.10	$1.20	$1.30	$—	$—	$—	$17.27	8.14%	$23,321	0.76%	0.97%	1.20%	10%
2025	15.02	0.15	1.92	2.07	(0.16)	(0.96)	(1.12)	15.97	13.91	34,804	0.77 (2)	0.98	0.95	19
2024	12.57	0.15	2.48	2.63	(0.14)	(0.04)	(0.18)	15.02	21.04	32,357	0.76	0.99	1.10	28
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76	0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76	0.98	0.99	65
Catholic Values Fixed Income Fund
Class F
2025@	$8.70	$0.17	$—	$0.17	$(0.17)	$—	$(0.17)	$8.70	1.93%	$174,367	0.71%	0.93%	3.90%	157%
2025	8.57	0.33	0.12	0.45	(0.32)	—	(0.32)	8.70	5.31	166,724	0.63	1.02	3.81	229
2024	8.60	0.30	(0.06)	0.24	(0.24)	(0.03)	(0.27)	8.57	2.77	147,200	0.63	1.00	3.48	105
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71	0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71	0.95	1.88	126
Class Y
2025@	$8.70	$0.17	$—	$0.17	$(0.17)	$—	$(0.17)	$8.70	1.99%	$57,862	0.61%	0.68%	4.00%	157%
2025	8.57	0.33	0.13	0.46	(0.33)	—	(0.33)	8.70	5.42	53,694	0.61	0.69	3.83	229
2024	8.61	0.30	(0.06)	0.24	(0.25)	(0.03)	(0.28)	8.57	2.75	51,417	0.61	0.75	3.50	105
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61	0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61	0.70	1.99	126

@	For the six-month period ended August 31, 2025. All ratios for the period have been annualized.

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.76%.

The accompanying notes are an integral part of the financial statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

SEI Catholic Values Trust	31

NOTES TO FINANCIAL STATEMENTS

August 31, 2025 (Unaudited)

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, a Fund will value the securities using a bid price from at least one independent broker.

32	SEI Catholic Values Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using the Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SEI Catholic Values Trust	33

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

34	SEI Catholic Values Trust

For the six months ended August 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i)  market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii)  purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

SEI Catholic Values Trust	35

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2025, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as August 31, 2025, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own.

To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

36	SEI Catholic Values Trust

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund's Schedule of Investments for details regarding open swap contracts as of August 31, 2025, if applicable.

SEI Catholic Values Trust	37

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price.

When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. Refer to each Fund’s Schedule of Investments, for details regarding restricted securities as of August 31, 2025, if applicable.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

38	SEI Catholic Values Trust

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

4. DERIVATIVE TRANSACTIONS

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation			Unrealized depreciation
	on futures contracts	$96	*	on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$96			$—

SEI Catholic Values Trust	39

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$25	*	Unrealized depreciation on futures contracts	$2	*
Total Derivatives not accounted for as hedging instruments		$25			$2

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$269	$—	$—	$269
Total	$—	$—	$269	$—	$—	$269

Catholic Values Fixed Income Fund
Interest rate contracts	$—	$—	$(68)	$—	$—	$(68)
Total	$—	$—	$(68)	$—	$—	$(68)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$265	$—	$—	$265
Total	$—	$—	$265	$—	$–	$265

Catholic Values Fixed Income Fund
Interest rate contracts	$—	$—	$20	$—	$—	$20
Foreign exchange contracts	5	—	—	—	—	5
Total	$5	$—	$20	$—	$–	$25

40	SEI Catholic Values Trust

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended August 31, 2025 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$5,300	$26,150
Average Notional Balance Short	–	340
Options/Swaptions:
Average Notional Balance Long†	–	20

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A

Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Catholic Values Trust	41

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation-or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

42	SEI Catholic Values Trust

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed
Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2025, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Catholic Values Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Brickwood Asset Management LLP

Copeland Capital Management, LLC

Lazard Asset Management LLC

Leeward Investments, LLC

Parametric Portfolio Associates, LLC

Catholic Values Fixed Income Fund

Income Research + Management

Metropolitan West Asset Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the six months ended August 31, 2025, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended August 31, 2025 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six months ended August 31, 2025, were as follows:

	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$39,054	$39,054
Sales	—	38,905	38,905
Catholic Values Fixed Income Fund
Purchases	337,329	26,310	363,639
Sales	339,611	16,457	356,068

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets —

Dividends from net investment income and distributions from net realized capital gains are determined in

SEI Catholic Values Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies, perpetual bond adjustments, swap reclasses, paydown reclasses, foreign currency, and REIT adjustments. The temporary differences are primarily attributable to mark-to-market on open futures, straddle loss deferral, deferred start-up costs, and passive foreign investment company (PFIC) mark-to-market.

The differences that have been reclassified on the Statement of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended February 28, 2025 are primarily attributable to non-deductible excise tax paid.

	Distributable Earnings (Accumulated Losses) ($Thousands)	Paid-in-Capital ($ Thousands)
Catholic Values Equity Fund	$1	$(1)

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2025	$4,415	$20,916	$25,331
2024	3,386	1,018	4,404
Catholic Values Fixed Income Fund
2025	7,888	—	7,888
2024	5,836	—	5,836

As of February 28, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$3,148	$8,681	$—	$—	$—	$119,844	$(10)	$131,663
Catholic Values Fixed Income Fund	579	—	(21,517)	—	—	(4,304)	(1,868)	(27,110)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term
	Loss	Loss	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Catholic Values Fixed Income Fund	$6,043	$15,474	$21,517

For Federal income tax purposes, the cost of securities owned at February 28, 2025, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2025, were as follows:

		Aggregate Gross	Aggregate Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Equity Fund Fund	$267,231	$161,525	$(14,409)	$147,116
Fixed Income Fund Fund	277,814	2,286	(6,730)	(4,444)

44	SEI Catholic Values Trust

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SEI Catholic Values Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025 (Unaudited)

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

46	SEI Catholic Values Trust

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

SEI Catholic Values Trust	47

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2025 (Unaudited)

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2025, SPTC held of record the following:

Equity Fund
Class Y	98%
Class F	96%
Fixed Income Fund
Class Y	99%
Class F	93%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

48	SEI Catholic Values Trust

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Catholic Values Trust	49

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

50	SEI Catholic Values Trust

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on June 23-25, 2025. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Catholic Values Trust	51

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

52	SEI Catholic Values Trust

SEI Catholic Values Trust/Semi-Annual Financials and Other Information/August 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-199 (8/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 27, 2025

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: October 27, 2025